Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of reconciliation of cash, cash equivalents, and restricted cash
	September 30,	December 31,
	2021	2020
	(in thousands)
Cash and cash equivalents	$690	$1,500
Restricted cash	624	1,180
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$1,314	$2,680

	December 31,	December 31,
(in thousands)	2020	2019
Cash and cash equivalents	$1,514	$3,839
Restricted cash	1,180	2,389
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$2,694	$6,228

Schedule of property, equipment and Impairment of long-lived assets. Property and equipment
Building	40 years
Residential rental properties	27.5 years
Furniture, fixtures and equipment	3-7 years
Purchased software	3 years

Schedule of segment revenue
	Years Ended December 31, 2020				Years Ended December 31, 2019
Revenue Type:	North America	U.K.	Other foreign markets	Total Consolidated Revenue	North America	U.K.	Other foreign markets	Total Consolidated Revenue
	(In thousands)				(In thousands)
Seminars	18,117	1,058	8,598	27,773	32,714	2,562	8,346	43,622
Products	427	—	—	427	9,404	1,141	3,777	14,322
Coaching and Mentoring	1,059	—	393	1,452	5,564	138	4,465	10,167
Online and Subscription	3,945	—	111	4,056	2,070	6	351	2,427
Other	453	—	—	453	4,675	281	2	4,958
Total revenue	24,001	1,058	9,102	34,161	54,427	4,128	16,941	75,496